New accounting policies and changes in accounting policies	12 Months Ended
Dec. 31, 2024
New accounting policies and changes in accounting policies
New accounting policies and changes in accounting policies
3. New accounting policies and changes in accounting policies

The Company evaluated and, when necessary, applied for the first time the new standards and interpretations issued by the IASB and, on the date the financial statements were authorized for issue, did not identify any significant impacts thereof on the disclosure or reported amounts.

These financial statements were prepared using information from Ultrapar and its subsidiaries on the same base date, as well as consistent accounting policies and practices.

a.      New accounting policies and changes in accounting policies

a.1 Accounting policies adopted

The following new standards, amendments to standards and interpretations of IFRS Accounting Standards issued by the IASB and effective on/after January 1, 2024 had no significant impact on the financial statements for the year ended December 31, 2024:

  IAS 1 – Non-current Liabilities with Covenants and Classification of Liabilities as Current or Non-current
  IFRS 16 (R2) – Lease Liability in a Sale and Leaseback
  IFRS 7 and IAS 7 – Supplier Finance Arrangements
  IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

a.2 Accounting policies not adopted

The following new standards, amendments to standards and interpretations of IFRS Accounting Standards issued by the IASB were not adopted since they are not effective in the year ended December 31, 2024. The Company and its subsidiaries plan to adopt these new standards, amendments and interpretations, if applicable, when they become effective, and they do not expect a material impact from their adoption on their future consolidated financial statements.

  IFRS 18 – Presentation and Disclosure in Financial Statements
  IAS 21 – The Effects of Changes in Foreign Exchange Rates
  IFRS 19 – Subsidiaries without Public Accountability